Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital	Accumulated deficit
Beginning Balance (in shares) at Mar. 20, 2013		0
Beginning Balance at Mar. 20, 2013	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(6,307)			(6,307)
Shares issued upon formation		125
Stock Issued During Period, Value, New Issues	282,881	$ 313	282,568
Stock Issued During Period, Shares, New Issues		2,608,333
Norwegian Private Placements In Shares		8,103,368
Norwegian Private Placements	824,279	$ 972	823,307
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		405,168
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 49	(49)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	3,359
Ending Balance (in Shares) at Dec. 31, 2013		11,116,994
Ending Balance at Dec. 31, 2013	1,104,212	$ 1,334	1,109,185	(6,307)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(116,565)			(116,565)
Shares issued private placement		3,333,333
Stock issued during the period private placement	145,627	$ 400	145,227
Stock Issued During Period, Value, New Issues	42,345	$ 47	42,298
Stock Issued During Period, Shares, New Issues		391,250
Stock Issued During Period, Value, Issued for Services	500	$ 1	499
Stock Issued During Period, Shares, Issued for Services		4,366
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		179,031
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 21	(21)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 23,869		23,869
Ending Balance (in Shares) at Dec. 31, 2014	15,024,974	15,024,974
Ending Balance at Dec. 31, 2014	$ 1,199,988	$ 1,803		(122,872)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional Paid in Capital	1,321,057		1,321,057
Net Income (Loss) Attributable to Parent	(510,789)			(510,789)
Stock issued during the period private placement	250		250
Stock Issued During Period, Value, New Issues	189,673	$ 1,330	188,343
Stock Issued During Period, Shares, Other		1,662,500
Stock Issued During Period, Value, Other	28,430	$ 200	28,230
Stock Issued During Period, Shares, Reverse Stock Splits		(29)
Stock Issued During Period, Shares, Reverse Stock Splits, Value	0	$ (3,155)
Adjustments to Additional Paid in Capital, Reverse Stock Split			3,155
Stock Issued During Period, Shares, New Issues		11,083,333
Stock Issued During Period, Value, Issued for Services	2,380	$ 13	2,367
Stock Issued During Period, Shares, Issued for Services		111,725
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		804,058
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 96	(96)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 24,599		24,599
Ending Balance (in Shares) at Dec. 31, 2015	28,686,561	28,686,561
Ending Balance at Dec. 31, 2015	$ 934,531	$ 287		$ (633,661)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Additional Paid in Capital	$ 1,567,905		$ 1,567,905